Note 5 - Equity Transactions (Details Textual)				1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 24, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	May 30, 2019 USD ($) $ / shares shares	Jan. 30, 2019 USD ($)	Apr. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Mar. 30, 2018 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares
Share-based Payment Arrangement, Expense | $						$ 6,840	$ 36,540		$ 14,060	$ 67,930	$ 168,120	$ 83,420
Equity Units, Number of Common Shares in Each Unit (in shares)												1
Proceeds from Issuance of Private Placement | $								$ 74,983
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs | $											$ 7,120,000
Warrants Issued with Units [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.30			$ 0.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					400
Warrants Issued to Placement Agent in Connection with Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		1,359,000
Warrants Issued to Placement Agent in Connection with Private Placement [Member] | Think Equity [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 0.11
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			222,282
Class of Warrant or Right, Issued During Period, Percentage of Purchased Common Stock			6.00%
Class of Warrant or Right, Exercise Price, Percentage Price Per Share Paid by Investors			110.00%
Warrants To Purchase Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						63,543,576			63,543,576
Warrants To Purchase Common Stock [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 0.11			$ 0.11
Warrants To Purchase Common Stock [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						1			1
Warrants to Purchase Units Sold in May 2016 Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 0.25			$ 0.25			$ 0.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						480,000			480,000			480,000
Warrants and Rights Outstanding, Term (Year)						7 years			7 years
Warrants to Purchase Units Sold in February 2017 Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 0.35			$ 0.35			$ 0.35
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						164,074			164,074			164,074
Warrants to Purchase Units Sold in October 2017 Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 100			$ 100			$ 100
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						600			600			600
Private Placement [Member]
Equity Units Issued During Period, Shares, New Issues (in shares)		29,770,000			20,100							3,519,963
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 0.10	$ 0.25
Equity Units, Number of Common Shares in Each Unit (in shares)		1
Equity Units, Number of Warrants in Each Unit		1
Proceeds from Issuance of Private Placement | $	$ 2,000,000	$ 7,442,500		$ 130,063	$ 2,010,000							$ 2,342,034
Payments of Stock Issuance Costs | $		452,900
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs | $		$ 6,989,600
Stock Issued During Period, Shares, New Issues (in shares)	20,000,000
May Placement [Member] | Think Equity [Member]
Payments of Stock Issuance Costs | $			$ 29,637
Stock or Equity Unit Issuance, Cash Fee, Percentage of Gross Proceeds			8.00%